SHARE-BASED COMPENSATION (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Beginning Balance, Non-vested Shares	15,760
Non-vested, Weighted Average Grant Date Fair Value, Beginning Balance	$ 990.00
Shares granted		21,173
Weighted Average Grant Date Fair Value, Granted		$ 994.00
Shares vested	(2,504)	(5,413)
Weighted Average Grant Date Fair Value, Vested	$ 895.85	$ 1,012.00
Shares forfeited	11,389
Weighted Average Grant Date Fair Value, Forfeited	$ 1,074.00
Shares forfeited	(11,389)
Ending Balance, Non-vested Shares	1,867	15,760
Non-vested, Weighted Average Grant Date Fair Value, Ending Balance	$ 596.00	$ 990.00